Acquisition of businesses and purchase of non-controlling interests (Tables)	6 Months Ended
Dec. 31, 2020
Business Combinations1 [Abstract]
Schedule of provisional fair value of assets and liabilities acquired and cash consideration paid in respect of acquisition of businesses	Provisional fair value of assets and liabilities acquired and cash consideration paid in respect of acquisition of businesses in the six months ended 31 December 2020 were as follows:

£ million
Brands	206
Property, plant and equipment	11
Inventories	7
Borrowings	(6)
Cash	2
Fair value of assets and liabilities	220
Goodwill arising on acquisition	224
Consideration payable	444
Satisfied by:
Cash consideration paid	(263)
Contingent consideration payable	(181)
(444)

Cash consideration paid for subsidiaries	(263)
Cash consideration paid for Casamigos	(87)
Cash consideration paid in respect of other prior year acquisitions	(1)
Cash consideration paid for investments in associates	(2)
Capital injection in associates	(13)
Cash acquired	2
Net cash outflow on acquisition of business	(364)
Purchase of shares of non-controlling interests	(34)
Total net cash outflow	(398)